General Information	12 Months Ended
Dec. 31, 2021
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General Information
1. General Information
Eldorado Gold Corporation (individually or collectively with its subsidiaries, as applicable, “Eldorado” or the “Company”) is a gold and base metals mining, development, and exploration company. The Company has mining operations, ongoing development projects and exploration in Turkey, Canada, Greece, and Romania.
Eldorado is a public company listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and is incorporated in the province of British Columbia, Canada.
The Company's head office, principal address and records are located at 550 Burrard Street, Suite 1188, Vancouver, British Columbia, Canada, V6C 2B5.